Submission	Apr. 03, 2026
Submission [Line Items]
Central Index Key	0001621221
Registrant Name	Artelo Biosciences, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A